Subsequent Events (Details)	Jan. 01, 2022
Subsequent Events [Abstract]
Subsequent event, description	On January 1, 2022, the Company’s option pool was increased by 3,150,843 pursuant to the 2021 Incentive Plan. See Note 14a.